Disposition Of Hotel Properties And Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Disposition Of Hotel Properties And Discontinued Operations [Abstract]
Components Of Discontinued Operations

	Year ended December 31,
	2016	2015	2014

Revenue	$6	$2,923	$13,579
Hotel and property operations expense	(4)	(1,946)	(10,410)
Depreciation and amortization expense	-	-	(112)
General and administrative expense	-	-	-
Net gain on dispositions of assets	681	2,997	2,751
Interest expense	(5)	(223)	(1,140)
Loss on extinguishment of debt	-	-	(120)
Impairment recovery (loss)	-	121	(1,652)
	$678	$3,872	$2,896

Capital expenditures	$-	$90	$338